Warrants - Fair Value of Warrant Liabilities (Details) - Common Stock Purchase Warrants - USD ($) $ in Thousands	11 Months Ended	12 Months Ended	26 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2025
Warrants
Fair value at beginning of period	$ 20	$ 72	$ 20
Additions : Fair value as of February 18, 2025 (issuance date)			4,758
Fair value of liability warrants in excess of proceeds, at issuance	(164)
Exercises of liability warrants	(6,249)
Gain on changes in fair value of liability warrants	$ (3,878)	$ (52)	(3,662)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value at end of period	$ 72	$ 20	$ 1,116